UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21934

 NAME OF REGISTRANT:                     RiverNorth Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 360 South Rosemary Avenue
                                         Suite 1420
                                         West Palm Beach, FL 33401

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Marc L. Collins
                                         360 South Rosemary Avenue
                                         Suite 1420
                                         West Palm Beach, FL 33401

 REGISTRANT'S TELEPHONE NUMBER:          312 832 1440

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


All proxies required to be voted proportionally were done so.  Some matters had too few votes for (or against) a proposal to equal more than 1%
RiverNorth Funds
--------------------------------------------------------------------------------------------------------------------------
  MORGAN STANLEY EMERGING MKTS                                                               Agenda Number:  935650817
--------------------------------------------------------------------------------------------------------------------------
        Security:  617477104
    Meeting Type:  Annual
    Meeting Date:  24-Jun-2022
          Ticker:  EDD
            ISIN:  US6174771047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frances L. Cashman*                                       Mgmt          Split 94% For 6% Withheld      Split
       Frank L. Bowman#                                          Mgmt          Split 94% For 6% Withheld      Split
       Jakki L. Haussler#                                        Mgmt          Split 87% For 13% Withheld     Split
       Manuel H. Johnson#                                        Mgmt          Split 94% For 6% Withheld      Split
       Eddie A. Grier#                                           Mgmt          Split 94% For 6% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN FUNDS                                                                              Agenda Number:  935558037
--------------------------------------------------------------------------------------------------------------------------
        Security:  00301W105
    Meeting Type:  Annual
    Meeting Date:  31-Mar-2022
          Ticker:  AEF
            ISIN:  US00301W1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    To elect one Class II Director of the Fund,               Mgmt          Split 52% For 48% Against      Split
       for a three-year term until the 2025 Annual
       Meeting of Stockholders and until such
       Directors' successors are duly elected and
       qualify: William Maher

2.1    To consider the continuation of the term of               Mgmt          Split 97% For 3% Against       Split
       one Class III Director under the Fund's
       Corporate Governance Policies for a
       one-year term ending in 2023: Steven N.
       Rappaport




--------------------------------------------------------------------------------------------------------------------------
 AGBA ACQUISITION LIMITED                                                                    Agenda Number:  935509503
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0120M109
    Meeting Type:  Special
    Meeting Date:  02-Nov-2021
          Ticker:  AGBA
            ISIN:  VGG0120M1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       AMENDED AND RESTATED MEMORANDUM AND
       ARTICLES OF ASSOCIATION TO EXTEND THE DATE
       BY WHICH THE COMPANY HAS TO CONSUMMATE A
       BUSINESS COMBINATION (THE "EXTENSION") TWO
       (2) TIMES FOR AN ADDITIONAL THREE (3) MONTH
       EACH TIME FROM NOVEMBER 16, 2021 TO MAY 16,
       2022.

2.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       EXISTING INVESTMENT MANAGEMENT TRUST
       AGREEMENT TO MAKE CHANGES NECESSARY TO
       REFLECT THE EXTENSION.




--------------------------------------------------------------------------------------------------------------------------
 AGBA ACQUISITION LIMITED                                                                    Agenda Number:  935611093
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0120M109
    Meeting Type:  Annual
    Meeting Date:  03-May-2022
          Ticker:  AGBA
            ISIN:  VGG0120M1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       AMENDED AND RESTATED MEMORANDUM AND
       ARTICLES OF ASSOCIATION TO EXTEND THE DATE
       BY WHICH THE COMPANY HAS TO CONSUMMATE A
       BUSINESS COMBINATION (THE "EXTENSION") TWO
       (2) TIMES FOR AN ADDITIONAL THREE (3)
       MONTHS EACH TIME FROM MAY 16, 2022 TO
       NOVEMBER 16, 2022.

2.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       EXISTING INVESTMENT MANAGEMENT TRUST
       AGREEMENT TO MAKE CHANGES NECESSARY TO
       REFLECT THE EXTENSION.

3.     DIRECTOR
       Gordon Lee                                                Mgmt          For                            For
       Vera Tan                                                  Mgmt          For                            For
       Eric Lam                                                  Mgmt          For                            For
       Brian Chan                                                Mgmt          For                            For
       Thomas Ng                                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FD                                                     Agenda Number:  935554154
--------------------------------------------------------------------------------------------------------------------------
        Security:  01879R106
    Meeting Type:  Annual
    Meeting Date:  24-Mar-2022
          Ticker:  AWF
            ISIN:  US01879R1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Jorge A. Bermudez                   Mgmt          Split 96% For 2% Against 2% AbstainSplit

1.2    Election of Director: Nancy P. Jacklin                    Mgmt          Split 95% For 3% Against 2% AbstainSplit

1.3    Election of Director: Michael J. Downey                   Mgmt          Split 96% For 2% Against 2% AbstainSplit

2.     To ratify the appointment of Ernst & Young                Mgmt          Split 94% For 5% Against 1% AbstainSplit
       LLP as the Fund's independent registered
       public accounting firm for the fiscal year
       ending March 31, 2023.




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI CONV & INC FD                                                                     Agenda Number:  935461119
--------------------------------------------------------------------------------------------------------------------------
        Security:  92838X706
    Meeting Type:  Annual
    Meeting Date:  08-Jul-2021
          Ticker:  NCVPRA
            ISIN:  US92838X7066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Deborah A. DeCotis                                        Mgmt          Split 99% For 1% Withheld      Split
       James S. MacLeod                                          Mgmt          For                            For
       George R. Aylward                                         Mgmt          Split 99% For 1% Withheld      Split
       F. Ford Drummond                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI CONV & INM 2024 TRGT TRM COM                                                      Agenda Number:  935461171
--------------------------------------------------------------------------------------------------------------------------
        Security:  92838R105
    Meeting Type:  Annual
    Meeting Date:  08-Jul-2021
          Ticker:  CBH
            ISIN:  US92838R1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Hans W. Kertess                                           Mgmt          Split 99% For 1% Withheld      *
       William B. Ogden IV                                       Mgmt          Split 99% For 1% Withheld      *
       Alan Rappaport                                            Mgmt          Split 99% For 1% Withheld      *
       Davey S. Scoon                                            Mgmt          Split 99% For 1% Withheld      *
       George R. Aylward                                         Mgmt          Split 99% For 1% Withheld      *




--------------------------------------------------------------------------------------------------------------------------
 AMPLITUDE HEALTHCARE ACQUISITION CORP                                                       Agenda Number:  935491059
--------------------------------------------------------------------------------------------------------------------------
        Security:  03212A105
    Meeting Type:  Special
    Meeting Date:  22-Sep-2021
          Ticker:  AMHC
            ISIN:  US03212A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to (a)
       adopt and approve the Business Combination
       Agreement, dated as of May 5, 2021 (as may
       be amended, supplemented or otherwise
       modified from time to time, the "Business
       Combination Agreement"), by and among AMHC,
       Ample Merger Sub, Inc., a Delaware
       corporation and wholly owned subsidiary of
       AMHC ("Merger Sub"), and Jasper
       Therapeutics, Inc., a Delaware corporation
       ("Jasper"), pursuant to which ...(due to
       space limits, see proxy material for full
       proposal).

2.     The Charter Amendment Proposal - to                       Mgmt          For                            For
       consider and vote upon a proposal to
       approve, assuming the Business Combination
       Proposal is approved and adopted, a
       proposed amended and restated certificate
       of incorporation (the "Proposed Charter"),
       which will amend and restate AMHC's current
       amended and restated certificate of
       incorporation (the "Current Charter"), and
       which Proposed Charter will be in effect
       when duly filed with the Secretary of State
       of the State of Delaware in connection with
       the closing of the Business Combination.

3.     The Bylaws Amendment Proposal - consider                  Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal
       is approved and adopted, the proposed
       amended and restated bylaws (the "Proposed
       Bylaws"), which will amend and restate
       AMHC's current bylaws.

4A.    The Advisory Charter Amendment Proposal -                 Mgmt          For                            For
       consider and vote upon a proposal to
       approve, on a non-binding advisory basis,
       the following material differences between
       the Proposed Charter and the Current
       Charter: Advisory Charter Proposal A - to
       change the corporate name of New Jasper to
       "Jasper Therapeutics, Inc."

4B.    The Advisory Charter Amendment Proposal -                 Mgmt          For                            For
       consider and vote upon a proposal to
       approve, on a non-binding advisory basis,
       the following material differences between
       the Proposed Charter and the Current
       Charter: Advisory Charter Proposal B - to
       increase AMHC's capitalization so that it
       will have 490,000,000 authorized shares of
       voting common stock, 2,000,000 authorized
       shares of non-voting common stock and
       10,000,000 authorized shares of preferred
       stock.

4C.    The Advisory Charter Amendment Proposal -                 Mgmt          For                            For
       consider and vote upon a proposal to
       approve, on a non-binding advisory basis,
       the following material differences between
       the Proposed Charter and the Current
       Charter: Advisory Charter Proposal C - to
       provide that the removal of any director be
       only for cause and by the affirmative vote
       of at least 66 2/3% of New Jasper's then-
       outstanding shares of capital stock
       entitled to vote generally in the election
       of directors (provided that as of the
       three-year ...(due to space limits, see
       proxy material for full proposal).

4D.    The Advisory Charter Amendment Proposal -                 Mgmt          For                            For
       consider and vote upon a proposal to
       approve, on a non-binding advisory basis,
       the following material differences between
       the Proposed Charter and the Current
       Charter: Advisory Charter Proposal D - to
       provide that certain amendments to
       provisions of the Proposed Charter will
       require the approval of at least 66 2/3% of
       New Jasper's then-outstanding shares of
       capital stock entitled to vote generally in
       the election of directors, voting together
       as a ...(due to space limits, see proxy
       material for full proposal).

4E.    The Advisory Charter Amendment Proposal -                 Mgmt          For                            For
       consider and vote upon a proposal to
       approve, on a non-binding advisory basis,
       the following material differences between
       the Proposed Charter and the Current
       Charter: Advisory Charter Proposal E - to
       provide that amendments to the Proposed
       Bylaws will require the approval of at
       least 66 2/3% of New Jasper's
       then-outstanding shares of capital stock
       entitled to vote generally in the election
       of directors, voting together as a
       single-class (provided that as ...(due to
       space limits, see proxy material for full
       proposal).

4F.    The Advisory Charter Amendment Proposal -                 Mgmt          For                            For
       consider and vote upon a proposal to
       approve, on a non-binding advisory basis,
       the following material differences between
       the Proposed Charter and the Current
       Charter: Advisory Charter Proposal F - to
       make New Jasper's corporate existence
       perpetual as opposed to AMHC's corporate
       existence, which is required to be
       dissolved and liquidated 24 months
       following the closing of its initial public
       offering, and to remove from the Proposed
       Charter the various ...(due to space
       limits, see proxy material for full
       proposal).

4G.    The Advisory Charter Amendment Proposal -                 Mgmt          For                            For
       consider and vote upon a proposal to
       approve, on a non-binding advisory basis,
       the following material differences between
       the Proposed Charter and the Current
       Charter: Advisory Charter Proposal G - to
       remove the provision that allows certain
       stockholders to act by written consent as
       opposed to holding a stockholders meeting

4H.    The Advisory Charter Amendment Proposal -                 Mgmt          For                            For
       consider and vote upon a proposal to
       approve, on a non-binding advisory basis,
       the following material differences between
       the Proposed Charter and the Current
       Charter: Advisory Charter Proposal H - to
       remove the current limitation in place on
       the corporate opportunity doctrine.

5.     The Nasdaq Stock Issuance Proposal - to                   Mgmt          For                            For
       consider and vote upon a proposal to
       approve, assuming the Business Combination
       Proposal is approved and adopted, for
       purposes of complying with the applicable
       provisions of Nasdaq Listing Rule 5635, (a)
       the issuance of up to 27,500,000 newly
       issued shares of New Jasper Common Stock in
       the Business Combination, which amount will
       be determined as described in more detail
       in the accompanying proxy
       statement/prospectus and (b) the PIPE
       Investment.

6.     DIRECTOR
       Kurt von Emster                                           Mgmt          For                            For
       Anna French, D.Phil                                       Mgmt          For                            For
       Judith Shizuru, MD, PhD                                   Mgmt          For                            For
       William Lis                                               Mgmt          For                            For
       Christian W. Nolet                                        Mgmt          For                            For

7.     The Equity Incentive Plan Proposal - to                   Mgmt          For                            For
       consider and vote upon a proposal to
       approve, assuming the Business Combination
       Proposal is approved and adopted, the
       Jasper Therapeutics, Inc. 2021 Equity
       Incentive Plan, a copy of which is appended
       to the accompanying proxy statement/
       prospectus as Annex D, which will become
       effective as of the date immediately
       preceding the date of the closing of the
       Business Combination.

8.     The ESPP Proposal - consider and vote upon                Mgmt          For                            For
       a proposal to approve, assuming the
       Business Combination Proposal is approved
       and adopted, the Jasper Therapeutics, Inc.
       2021 Employee Stock Purchase Plan, a copy
       of which is appended to the accompanying
       proxy statement/prospectus as Annex E,
       which will become effective as of the date
       immediately preceding the date of the
       closing of the Business Combination.

9.     The Adjournment Proposal - approve a                      Mgmt          For                            For
       proposal to adjourn the Special Meeting to
       a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, there
       are not sufficient votes to approve the
       Business Combination Proposal, the Charter
       Amendment Proposal, the Bylaws Amendment
       Proposal, the Nasdaq Stock Issuance
       Proposal, the Director Election Proposal,
       the Equity Incentive Plan Proposal or the
       ...(due to space limits, see proxy material
       for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 APOLLO STRATEGIC GROWTH CAPITAL                                                             Agenda Number:  935649218
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0411R106
    Meeting Type:  Special
    Meeting Date:  25-May-2022
          Ticker:  APSG
            ISIN:  KYG0411R1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Domestication Proposal - to consider                  Mgmt          For                            For
       and vote upon a proposal to approve by
       special resolution under Cayman Islands
       law, assuming the Business Combination
       Proposal is approved and adopted, the
       change of APSG's jurisdiction of
       incorporation from the Cayman Islands to
       the State of Delaware by deregistering as
       an exempted company in the Cayman Islands
       and continuing and domesticating as a
       corporation incorporated under the laws of
       the State of Delaware (the "Domestication"
       and such proposal, the "Domestication
       Proposal").

2.     The Amendment Proposal - to consider and                  Mgmt          For                            For
       vote upon a proposal to approve by special
       resolution under Cayman Islands law,
       assuming the Business Combination Proposal
       and the Domestication Proposal are approved
       and adopted, the Acquiror Delaware
       Certificate, which, if approved, would take
       effect substantially concurrently with the
       Closing; 2A through 2K - The Unbundling
       Precatory Proposals - to approve, on a
       non-binding advisory basis, certain
       governance provisions in the Acquiror
       Delaware Certificate, ...(due to space
       limits, see proxy material for full
       proposal).

2a.    To increase the authorized share capital                  Mgmt          For                            For
       from 361,000,000 shares consisting of
       300,000,000 Acquiror Class A Ordinary
       Shares, 60,000,000 Acquiror Class B
       Ordinary Shares, and 1,000,000 undesignated
       preferred shares, par value $0.00005 per
       share, to authorized capital stock of
       shares, consisting of (i) 3,000,000,000
       shares of Domesticated Acquiror Class A
       Common Stock, (ii) 3,000,000,000 shares of
       Domesticated Acquiror Class B Common Stock,
       (iii) 20,420,250 shares of Domesticated
       Acquiror ...(due to space limits, see proxy
       material for full proposal).

2b.    To provide that the Acquiror Delaware                     Mgmt          For                            For
       Certificate may be amended, altered or
       repealed by the affirmative vote of the
       holders of at least 66 2/3% of all the then
       outstanding shares of stock entitled to
       vote, voting together as a single class in
       addition to any other vote required by the
       Acquiror Delaware Certificate or otherwise
       required by law.

2c.    To provide that (i) each holder of record                 Mgmt          For                            For
       of Domesticated Acquiror Class A Common
       Stock, Domesticated Acquiror Class B Common
       Stock and Domesticated Acquiror Class X
       Common Stock (solely prior to the automatic
       conversion thereof to shares of
       Domesticated Acquiror Class A Common Stock
       upon the Closing) will be entitled to vote
       on the election or removal of directors,
       voting together as a single class, (ii) any
       vacancy on the board of directors shall be
       filled by the affirmative ...(due to space
       limits, see proxy material for full
       proposal).

2d.    To elect not to be governed by Section 203                Mgmt          For                            For
       of the DGCL.

2e.    To provide that the Court of Chancery of                  Mgmt          For                            For
       the State of Delaware or, if such court
       does not have subject matter jurisdiction,
       another state or federal court located
       within the State of Delaware, shall be the
       exclusive forum for certain actions and
       claims.

2f.    To provide that each holder of record of                  Mgmt          For                            For
       Domesticated Acquiror Class A Common Stock,
       Domesticated Acquiror Class B Common Stock
       and Domesticated Acquiror Class X Common
       Stock (solely prior to the automatic
       conversion thereof to shares of
       Domesticated Acquiror Class A Common Stock
       upon the Closing) be entitled to one vote
       per share on all matters which stockholders
       generally are entitled to vote.

2g.    To provide that subject to applicable law                 Mgmt          For                            For
       and the rights of any holders of
       outstanding Preferred Stock, (i) each
       holder of Domesticated Acquiror Class A
       Common Stock, Domesticated Acquiror Class X
       Common Stock (solely prior to the automatic
       conversion thereof to shares of
       Domesticated Acquiror Class A Common Stock
       upon the Closing) and Class A-1 Preferred
       Stock shall be entitled to receive, ratably
       with the other participating shares, such
       dividends and other distributions as
       ...(due to space limits, see proxy material
       for full proposal).

2h.    To eliminate various provisions in the                    Mgmt          For                            For
       Existing Organizational Documents
       applicable only to blank check companies,
       including the provisions requiring that
       APSG have net tangible assets of at least
       $5,000,001 immediately prior to, or upon
       such consummation of, a business
       combination.

2i.    To restrict holders of Domesticated                       Mgmt          For                            For
       Acquiror Class B Common Stock from
       transferring their shares of Domesticated
       Acquiror Class B Common Stock unless such
       holder also transfers an equal number of
       Opco B Ordinary Shares in accordance with
       the GBT Amended & Restated M&A.

2j.    To allow PubCo, subject to the terms of the               Mgmt          For                            For
       Business Combination Agreement, the
       Acquiror Delaware Certificate and the
       Acquiror Delaware Bylaws, to take all such
       actions as are contemplated by the Business
       Combination Agreement to cause the issuance
       of its equity securities as called for by
       the Egencia Equity Contribution Agreement
       and in accordance with the Acquiror
       Delaware Certificate, including any
       issuances, redemptions and cancellations
       and/or adjustments for no consideration.

2k.    To require PubCo to issue, reserve for                    Mgmt          For                            For
       issuance, cancel and/or redeem certain of
       its equity securities in accordance with
       the terms of the Exchange Agreement.

3.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve by ordinary resolution under Cayman
       Islands law and adopt, assuming the
       Domestication Proposal and Amendment
       Proposal are approved, the Business
       Combination Agreement (as amended from time
       to time, the "Business Combination
       Agreement"), dated as of December 2, 2021,
       by and between APSG and GBT Jersey Co
       Limited, a company limited by shares
       incorporated under the laws of Jersey
       ("GBT"), and the ...(due to space limits,
       see proxy material for full proposal).

4.     The Issuance Proposal - to consider and                   Mgmt          For                            For
       vote upon a proposal to approve by ordinary
       resolution under Cayman Islands law,
       assuming the Domestication Proposal, the
       Amendment Proposal and the Business
       Combination Proposal are approved and
       adopted, for the purposes of complying with
       the applicable listing rules of the New
       York Stock Exchange, the issuance of
       Domesticated Acquiror Class A Common Stock
       to the PIPE Investors (as defined below)
       pursuant to the PIPE Subscription
       Agreements (as defined below) (the
       "Issuance Proposal").

5.     The Equity Incentive Plan Proposal - to                   Mgmt          For                            For
       consider and vote upon a proposal to
       approve by ordinary resolution under Cayman
       Islands law, assuming the Domestication
       Proposal, the Amendment Proposal, the
       Business Combination Proposal and the
       Issuance Proposal are approved and adopted,
       the Global Business Travel Group, Inc. 2022
       Equity Incentive Plan, a copy of which is
       attached to the enclosed proxy statement/
       prospectus as Annex E (the "Equity
       Incentive Plan Proposal").

6.     The ESPP Proposal - to consider and vote                  Mgmt          For                            For
       upon a proposal to approve by ordinary
       resolution under Cayman Islands law,
       assuming the Domestication Proposal, the
       Amendment Proposal, the Business
       Combination Proposal, the Issuance
       Proposal, and the Equity Incentive Plan
       Proposal are approved and adopted, the
       Global Business Travel Group, Inc. Employee
       Stock Purchase Plan (the "ESPP"), a copy of
       which is attached to the enclosed proxy
       statement/prospectus as Annex F (the "ESPP
       Proposal" and, ...(due to space limits, see
       proxy material for full proposal).

7.     The Adjournment Proposal - if put to the                  Mgmt          For                            For
       meeting, to consider and vote upon a
       proposal to approve by ordinary resolution
       under Cayman Islands law the adjournment of
       the Special Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the proxies held at the time of the
       Special Meeting, any of the Condition
       Precedent Proposals would not be duly
       approved and adopted by our shareholders or
       we determine that one or more of the
       closing ...(due to space limits, see proxy
       material for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 BARINGS BDC, INC.                                                                           Agenda Number:  935540307
--------------------------------------------------------------------------------------------------------------------------
        Security:  06759L103
    Meeting Type:  Special
    Meeting Date:  24-Feb-2022
          Ticker:  BBDC
            ISIN:  US06759L1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the issuance of shares of                      Mgmt          Split 97% For 2% Against 1% AbstainSplit
       Barings BDC, Inc. ("Barings BDC") common
       stock, $0.001 par value per share ("Barings
       BDC Common Stock"), pursuant to the
       Agreement and Plan of Merger, dated as of
       September 21, 2021, by and among Barings
       BDC, Mercury Acquisition Sub, Inc., Sierra
       Income Corporation and Barings LLC (the
       "Merger Agreement").

2.     To approve the issuance of shares of                      Mgmt          Split 86% For 13% Against 1% AbstainSplit
       Barings BDC Common Stock pursuant to the
       Merger Agreement at a price below its then-
       current net asset value per share, if
       applicable.

3.     To approve the adjournment of the Barings                 Mgmt          Split 94% For 5% Against 1% AbstainSplit
       BDC special meeting, if necessary or
       appropriate, to solicit additional proxies,
       in the event that there are insufficient
       votes at the time of the Barings BDC
       special meeting to approve Proposal 1 or
       Proposal 2.




--------------------------------------------------------------------------------------------------------------------------
 BARINGS BDC, INC.                                                                           Agenda Number:  935579156
--------------------------------------------------------------------------------------------------------------------------
        Security:  06759L103
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2022
          Ticker:  BBDC
            ISIN:  US06759L1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class I Director who will serve               Mgmt          Split 91% For 6% Against 3% AbstainSplit
       until 2025 Annual Meeting: Eric Lloyd

1B.    Election of Class I Director who will serve               Mgmt          Split 75% For 22% Against 3% AbstainSplit
       until 2025 Annual Meeting: Mark Mulhern

1C.    Election of Class I Director who will serve               Mgmt          Split 78% For 19% Against 3% AbstainSplit
       until 2025 Annual Meeting: Robert Knapp

2.     To authorize the Company, with subsequent                 Mgmt          Split 81% For 16% Against 3% AbstainSplit
       approval of its Board of Directors, to
       issue and sell shares of its common stock
       at a price below its then current net asset
       value per share in one or more offerings,
       subject to certain limitations (including,
       without limitation, that the number of
       shares does not exceed 30% of its then
       outstanding common stock immediately prior
       to each such offering).




--------------------------------------------------------------------------------------------------------------------------
 BARINGS GBL SHORT DURATION H/Y FUND                                                         Agenda Number:  935469191
--------------------------------------------------------------------------------------------------------------------------
        Security:  06760L100
    Meeting Type:  Annual
    Meeting Date:  13-Aug-2021
          Ticker:  BGH
            ISIN:  US06760L1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jill Olmstead                                             Mgmt          Split 97% For 3% Withheld      Split
       Mark F. Mulhern                                           Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK DEBT STRATEGIES FD INC                                                            Agenda Number:  935460193
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255R202
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  DSU
            ISIN:  US09255R2022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       R. Glenn Hubbard                                          Mgmt          Split 53% For 47% Withheld     Split
       W. Carl Kester                                            Mgmt          Split 98% For 2% Withheld      Split
       John M. Perlowski                                         Mgmt          Split 98% For 2% Withheld      Split
       Karen P. Robards                                          Mgmt          Split 54% For 46% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME STRA FD INC                                                      Agenda Number:  935460193
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255X100
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  FRA
            ISIN:  US09255X1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       R. Glenn Hubbard                                          Mgmt          Split 63% For 37% Withheld     Split
       W. Carl Kester                                            Mgmt          Split 98% For 2% Withheld      Split
       John M. Perlowski                                         Mgmt          Split 98% For 2% Withheld      Split
       Karen P. Robards                                          Mgmt          Split 65% For 35% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 BLACKSTONE FUNDS                                                                            Agenda Number:  935561832
--------------------------------------------------------------------------------------------------------------------------
        Security:  09257R101
    Meeting Type:  Annual
    Meeting Date:  20-Apr-2022
          Ticker:  BGB
            ISIN:  US09257R1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

3.1    Election of Trustee: Daniel H. Smith, Jr.                 Mgmt          Split 32% For 68% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 BNY MELLON STRATEGIC MUNICIPALS INC                                                         Agenda Number:  935641426
--------------------------------------------------------------------------------------------------------------------------
        Security:  05588W108
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2022
          Ticker:  LEO
            ISIN:  US05588W1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Joseph S. DiMartino*                                      Mgmt          Split 90% For 10% Withheld     Split
       Joni Evans*                                               Mgmt          Split 92% For 8% Withheld      Split
       Alan H. Howard**                                          Mgmt          Split 92% For 8% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 BRANDYWINEGLOBAL-GLOBAL INCOME OPP FD                                                       Agenda Number:  935557819
--------------------------------------------------------------------------------------------------------------------------
        Security:  10537L104
    Meeting Type:  Annual
    Meeting Date:  08-Apr-2022
          Ticker:  BWG
            ISIN:  US10537L1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director to serve until               Mgmt          Split 88% For 11% Against 1% AbstainSplit
       2025 Annual Meeting: Daniel P. Cronin

1.2    Election of Class I Director to serve until               Mgmt          Split 88% For 11% Against 1% AbstainSplit
       2025 Annual Meeting: Paolo M. Cucchi

2.     To ratify the selection of                                Mgmt          Split 99% For 1% Abstain       Split
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending October 31,
       2022.




--------------------------------------------------------------------------------------------------------------------------
 CALAMOS INVESTMENTS                                                                         Agenda Number:  935660452
--------------------------------------------------------------------------------------------------------------------------
        Security:  12812C106
    Meeting Type:  Annual
    Meeting Date:  28-Jun-2022
          Ticker:  CPZ
            ISIN:  US12812C1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

3.     DIRECTOR
       Lloyd A. Wennlund                                         Mgmt          Split 98% For 2% Withheld      Split
       Virginia G. Breen                                         Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 COHEN & STEERS                                                                              Agenda Number:  935568595
--------------------------------------------------------------------------------------------------------------------------
        Security:  19248Y107
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2022
          Ticker:  PSF
            ISIN:  US19248Y1073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Joseph M. Harvey                                          Mgmt          Split 97% For 3% Withheld      Split
       Gerald J. Maginnis                                        Mgmt          Split 97% For 3% Withheld      Split
       Daphne L. Richards                                        Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 COHEN & STEERS                                                                              Agenda Number:  935568595
--------------------------------------------------------------------------------------------------------------------------
        Security:  19249X108
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2022
          Ticker:  PTA
            ISIN:  US19249X1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Joseph M. Harvey                                          Mgmt          Split 97% For 3% Withheld      Split
       Gerald J. Maginnis                                        Mgmt          Split 97% For 3% Withheld      Split
       Daphne L. Richards                                        Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE SENIOR FLOATING-RATE TRUST                                                      Agenda Number:  935477150
--------------------------------------------------------------------------------------------------------------------------
        Security:  27828Q105
    Meeting Type:  Annual
    Meeting Date:  10-Sep-2021
          Ticker:  EFR
            ISIN:  US27828Q1058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Keith Quinton                                             Mgmt          Split 66% For 34% Withheld     Split
       Marcus L. Smith                                           Mgmt          Split 65% For 35% Withheld     Split
       Susan J. Sutherland                                       Mgmt          Split 65% For 35% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 FIRST EAGLE ALTERNATIVE CAPITAL BDC, INC                                                    Agenda Number:  935635221
--------------------------------------------------------------------------------------------------------------------------
        Security:  26943B100
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2022
          Ticker:  FCRD
            ISIN:  US26943B1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Christopher J. Flynn                                      Mgmt          Split 97% For 3% Withheld      Split
       E.P. Giambastiani, Jr.                                    Mgmt          Split 94% For 6% Withheld      Split
       Nancy Hawthorne                                           Mgmt          Split 94% For 6% Withheld      Split
       James D. Kern                                             Mgmt          Split 94% For 6% Withheld      Split
       Deborah McAneny                                           Mgmt          Split 97% For 3% Withheld      Split
       Jane Musser Nelson                                        Mgmt          Split 97% For 3% Withheld      Split

2.     To ratify the appointment of                              Mgmt          Split 96% For 1% Against 3% AbstainSplit
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm for the Company for the fiscal year
       ending December 31, 2022.

3.     To approve the adjournment of the Annual                  Mgmt          Split 95% For 3% Against 2% AbstainSplit
       Meeting, if necessary or appropriate, to
       solicit additional proxies.




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST ADVISORS                                                                        Agenda Number:  935484080
--------------------------------------------------------------------------------------------------------------------------
        Security:  33740K101
    Meeting Type:  Annual
    Meeting Date:  13-Sep-2021
          Ticker:  FIV
            ISIN:  US33740K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Erickson                                       Mgmt          Split 42% For 58% Withheld     Split
       Thomas R. Kadlec                                          Mgmt          Split 42% For 58% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST ADVISORS                                                                        Agenda Number:  935569131
--------------------------------------------------------------------------------------------------------------------------
        Security:  33738C103
    Meeting Type:  Annual
    Meeting Date:  18-Apr-2022
          Ticker:  FIF
            ISIN:  US33738C1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Trustee for a                       Mgmt          Split 94% For 6% Withheld      Split
       three-year term: James A. Bowen

1.2    Election of Class III Trustee for a                       Mgmt          Split 94% For 6% Withheld      Split
       three-year term: Niel B. Nielson




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST ADVISORS                                                                        Agenda Number:  935569131
--------------------------------------------------------------------------------------------------------------------------
        Security:  33738E109
    Meeting Type:  Annual
    Meeting Date:  18-Apr-2022
          Ticker:  FSD
            ISIN:  US33738E1091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Trustee for a                       Mgmt          Split 98% For 2% Withheld      Split
       three-year term: James A. Bowen

1.2    Election of Class III Trustee for a                       Mgmt          Split 96% For 4% Withheld      Split
       three-year term: Niel B. Nielson




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST ADVISORS                                                                        Agenda Number:  935569131
--------------------------------------------------------------------------------------------------------------------------
        Security:  33739M100
    Meeting Type:  Annual
    Meeting Date:  18-Apr-2022
          Ticker:  FPL
            ISIN:  US33739M1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Trustee for a                       Mgmt          Split 95% For 5% Withheld      Split
       three-year term: James A. Bowen

1.2    Election of Class III Trustee for a                       Mgmt          Split 96% For 4% Withheld      Split
       three-year term: Niel B. Nielson




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST DYNAMIC EUROPE                                                                  Agenda Number:  935569131
--------------------------------------------------------------------------------------------------------------------------
        Security:  33740D107
    Meeting Type:  Annual
    Meeting Date:  18-Apr-2022
          Ticker:  FDEU
            ISIN:  US33740D1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Trustee for a                       Mgmt          Split 80% For 20% Withheld     Split
       three-year term: James A. Bowen

1.2    Election of Class III Trustee for a                       Mgmt          Split 79% For 21% Withheld     Split
       three-year term: Niel B. Nielson




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST HY OPPORTUNITIES 2027 TERM                                                      Agenda Number:  935484078
--------------------------------------------------------------------------------------------------------------------------
        Security:  33741Q107
    Meeting Type:  Annual
    Meeting Date:  13-Sep-2021
          Ticker:  FTHY
            ISIN:  US33741Q1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Niel B. Nielson                                           Mgmt          Split 38% For 62% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 FRONTERA ENERGY CORPORATION                                                                 Agenda Number:  935608488
--------------------------------------------------------------------------------------------------------------------------
        Security:  35905B107
    Meeting Type:  Annual and Special
    Meeting Date:  18-May-2022
          Ticker:  FECCF
            ISIN:  CA35905B1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To set the number of Directors at 7.                      Mgmt          For                            For

2      DIRECTOR
       L. F. Alarcon Mantilla                                    Mgmt          For                            For
       W. Ellis Armstrong                                        Mgmt          For                            For
       Rene Burgos Diaz                                          Mgmt          For                            For
       O. Cabrales Segovia                                       Mgmt          For                            For
       Gabriel de Alba                                           Mgmt          For                            For
       Russell Ford                                              Mgmt          For                            For
       Veronique Giry                                            Mgmt          For                            For

3      Appointment of Ernst & Young LLP as                       Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorizing the Directors to fix
       their remuneration.

4      To pass an ordinary resolution to amend and               Mgmt          For                            For
       restate the shareholder rights plan
       agreement of the Corporation as more
       particularly described in the accompanying
       Management Information Circular. Two
       separate votes will be conducted by ballot
       on this resolution: one whereby all
       shareholders are entitled to vote, and one
       whereby all shareholders are entitled to
       vote EXCEPT any shareholder of the
       Corporation that, as of the date of the
       Management Information Circular, does not
       qualify as an Independent Shareholder, as
       that term is defined in the amended and
       restated shareholder rights plan agreement
       of the Corporation. To the knowledge of the
       Corporation, as of the date of the
       Management Information Circular, The
       Catalyst Capital Group Inc is the only
       shareholder of the Corporation that is not
       an independent Shareholder.

5      To pass an ordinary resolution to amend and               Mgmt          For                            For
       restate the security-based compensation
       plan of the Corporation as more
       particularly described in the accompanying
       Management Information Circular.




--------------------------------------------------------------------------------------------------------------------------
 INSIGHT SELECT INCOME FUND                                                                  Agenda Number:  935665197
--------------------------------------------------------------------------------------------------------------------------
        Security:  45781W109
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2022
          Ticker:  INSI
            ISIN:  US45781W1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       W. Thacher Brown                                          Mgmt          Split 69% For 31% Withheld     Split
       Ellen D. Harvey                                           Mgmt          Split 69% For 31% Withheld     Split
       Thomas E. Spock                                           Mgmt          Split 69% For 31% Withheld     Split
       Suzanne P. Welsh                                          Mgmt          Split 69% For 31% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 INVESCO DYNAMIC CREDIT OPP FUND                                                             Agenda Number:  935479875
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132R104
    Meeting Type:  Annual
    Meeting Date:  03-Sep-2021
          Ticker:  VTA
            ISIN:  US46132R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve an Agreement and Plan of                       Mgmt          Split 97% For 2% Against 1% AbstainSplit
       Reorganization that provides for the
       reorganization of the Invesco Dynamic
       Credit Opportunities Fund into the Invesco
       Dynamic Credit Opportunity Fund.

2.     DIRECTOR
       Jack M. Fields                                            Mgmt          Split 96% For 4% Withheld      Split
       Martin L. Flanagan                                        Mgmt          Split 96% For 4% Withheld      Split
       Elizabeth Krentzman                                       Mgmt          Split 96% For 4% Withheld      Split
       Robert C. Troccoli                                        Mgmt          Split 93% For 7% Withheld      Split
       James D. Vaughn                                           Mgmt          Split 93% For 7% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 INVESCO SENIOR INCOME TRUST                                                                 Agenda Number:  935470714
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  23-Nov-2021
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jack M. Fields                                            Mgmt          Split 98% For 2% Withheld      Split
       Martin L. Flanagan                                        Mgmt          Split 98% For 2% Withheld      Split
       Elizabeth Krentzman                                       Mgmt          Split 98% For 2% Withheld      Split
       Robert C. Troccoli                                        Mgmt          Split 94% For 6% Withheld      Split
       James D. Vaughn                                           Mgmt          Split 94% For 6% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 IVY HIGH INCOME OPPORTUNITIES FUND                                                          Agenda Number:  935473354
--------------------------------------------------------------------------------------------------------------------------
        Security:  465893105
    Meeting Type:  Annual
    Meeting Date:  19-Aug-2021
          Ticker:
            ISIN:  US4658931054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     DIRECTOR
       Thomas L. Bennett                                         Mgmt          Split 83% For 17% Withheld     Split
       Sandra A.J. Lawrence                                      Mgmt          Split 84% For 16% Withheld     Split
       Shawn K. Lytle                                            Mgmt          Split 84% For 16% Withheld     Split
       Thomas K. Whitford                                        Mgmt          Split 84% For 16% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  935557097
--------------------------------------------------------------------------------------------------------------------------
        Security:  95790C107
    Meeting Type:  Annual
    Meeting Date:  08-Apr-2022
          Ticker:  GDO
            ISIN:  US95790C1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Director to serve                   Mgmt          Split 97% For 1% Against 2% AbstainSplit
       until 2025 Annual Meeting: Robert D. Agdern

1.2    Election of Class III Director to serve                   Mgmt          Split 98% For 1% Against 1% AbstainSplit
       until 2025 Annual Meeting: Eileen A.
       Kamerick

2.     To ratify the selection of                                Mgmt          Split 98% For 1% Against 1% AbstainSplit
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending October 31,
       2022.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY ALL-STAR GROWTH FUND, INC.                                                          Agenda Number:  935472693
--------------------------------------------------------------------------------------------------------------------------
        Security:  529900102
    Meeting Type:  Annual
    Meeting Date:  26-Aug-2021
          Ticker:  ASG
            ISIN:  US5299001025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve an amendment to the Growth                     Mgmt          Split 60% For 40% Against      Split
       Fund's Articles of Incorporation increasing
       the number of shares of capital stock the
       Growth Fund is authorized to issue from 60
       million shares of Common Stock, par value
       $.10 per share, to 200 million shares of
       such stock.

3.     DIRECTOR
       Thomas W. Brock                                           Mgmt          For                            For
       John J. Neuhauser                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LIV CAPITAL ACQUISITION CORP.                                                               Agenda Number:  935481971
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5510C108
    Meeting Type:  Special
    Meeting Date:  18-Aug-2021
          Ticker:  LIVK
            ISIN:  KYG5510C1087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal. To                     Mgmt          For                            For
       approve by an ordinary resolution, that the
       transactions contemplated by the Agreement
       and Plan of Merger, dated as of May 9, 2021
       (as amended or modified from time to time,
       the "merger agreement"), by and among LIV
       Capital Acquisition Corp., a Cayman Islands
       exempted company ("LIVK") and AgileThought,
       Inc., a Delaware corporation ("AT"),
       pursuant to which LIVK will domesticate as
       a new Delaware corporation and AT will
       subsequently be merged with and ...(due to
       space limits, see proxy statement for full
       proposal).

2.     The Nasdaq Proposal. To approve by ordinary               Mgmt          For                            For
       resolution, that, for purposes of complying
       with applicable listing rules of The Nasdaq
       Stock Market LLC (the "Nasdaq"), the
       issuance by LIVK of (i) 2,650,000 shares of
       Class A common stock to the subscription
       investors pursuant to the subscription
       agreements and (ii) up to 36,712,131 shares
       of Class A common stock to equityholders of
       AgileThought, Inc., including LIV Fund IV
       solely with respect to its shares held as a
       pre-merger AT equity holder, pursuant to
       ...(due to space limits, see proxy
       statement for full proposal).

3.     The Domestication Proposal. To approve by                 Mgmt          For                            For
       special resolution that LIV Capital
       Acquisition Corp. be transferred by way of
       continuation to Delaware pursuant to Part
       XII of the Companies Act (As Revised) of
       the Cayman Islands and Section 388 of the
       General Corporation Law of the State of
       Delaware and, immediately upon being
       de-registered in the Cayman Islands, LIV
       Capital Acquisition Corp. be continued and
       domesticated as a corporation under the
       laws of the state of Delaware and, ...(due
       to space limits, see proxy statement for
       full proposal).

4.     The Charter Amendment Proposal. To approve                Mgmt          For                            For
       by special resolution, that the Amended and
       Restated Memorandum and Articles of
       Association of LIV Capital Acquisition
       Corp. currently in effect be amended and
       restated by the deletion in their entirety
       and the substitution in their place of the
       proposed Certificate of Incorporation (a
       copy of which is attached to the proxy
       statement/prospectus in respect of the
       shareholders meeting as Annex B) including
       the authorization of the change in
       authorized share capital as indicated
       therein.

5.     To approve by ordinary resolution, that,                  Mgmt          For                            For
       (x) in connection with the amendment and
       restatement of the Amended and Restated
       Memorandum and Articles of Association of
       LIV Capital Acquisition Corp. by deleting
       them in their entirety and substituting in
       their place the proposed Certificate of
       Incorporation (a copy of which is attached
       to the proxy statement/prospectus in
       respect of the shareholders meeting as
       Annex B), the provisions in the proposed
       Certificate of ...(due to space limits, see
       proxy statement for full proposal).

6.     To approve by ordinary resolution, that, in               Mgmt          For                            For
       connection with the amendment and
       restatement of the Amended and Restated
       Memorandum and Articles of Association of
       LIV Capital Acquisition Corp. by deleting
       them in their entirety and substituting in
       their place the proposed Certificate of
       Incorporation (a copy of which is attached
       to the proxy statement/prospectus in
       respect of the shareholders meeting as
       Annex B), the provisions in the proposed
       Certificate of Incorporation dividing the
       board of directors ...(due to space limits,
       see proxy statement for full proposal).

7.     To approve by ordinary resolution, that, in               Mgmt          For                            For
       connection with the amendment and
       restatement of the Amended and Restated
       Memorandum and Articles of Association of
       LIV Capital Acquisition Corp. by deleting
       them in their entirety and substituting in
       their place the proposed Certificate of
       Incorporation (a copy of which is attached
       to the proxy statement/prospectus in
       respect of the shareholders meeting as
       Annex B), the provisions in the proposed
       Certificate of Incorporation providing that
       the directors may ...(due to space limits,
       see proxy statement for full proposal).

8.     To approve by ordinary resolution, that, in               Mgmt          For                            For
       connection with the amendment and
       restatement of the Amended and Restated
       Memorandum and Articles of Association of
       LIV Capital Acquisition Corp. by deleting
       them in their entirety and substituting in
       their place the proposed Certificate of
       Incorporation (a copy of which is attached
       to the proxy statement/prospectus in
       respect of the shareholders meeting as
       Annex B), the provisions in the proposed
       Certificate of Incorporation removing the
       ability of ...(due to space limits, see
       proxy statement for full proposal).

9.     To approve by ordinary, advisory                          Mgmt          For                            For
       resolution, that, in connection with the
       amendment and restatement of the Amended
       and Restated Memorandum and Articles of
       Association of LIV Capital Acquisition
       Corp. by deleting them in their entirety
       and substituting in their place the
       proposed Certificate of Incorporation (a
       copy of which is attached to the proxy
       statement/prospectus in respect of the
       shareholders meeting as Annex B), the
       provisions in the proposed Certificate of
       ...(due to space limits, see proxy
       statement for full proposal).

10.    To approve by ordinary, advisory                          Mgmt          For                            For
       resolution, that in connection with the
       amendment and restatement of the Amended
       and Restated Memorandum and Articles of
       Association of LIV Capital Acquisition
       Corp. by deleting them in their entirety
       and substituting in their place the
       proposed Certificate of Incorporation (a
       copy of which is attached to the proxy
       statement/prospectus in respect of the
       shareholders meeting as Annex B), the
       provisions in the proposed Certificate of
       ...(due to space limits, see proxy
       statement for full proposal).

11.    The Equity Incentive Plan Proposal. To                    Mgmt          For                            For
       approve by ordinary resolution, that the
       New AT 2021 Equity Incentive Plan in the
       form attached to the proxy
       statement/prospectus dated July 29, 2021 be
       adopted and approved in all respects.

12.    The Employee Stock Purchase Plan Proposal.                Mgmt          For                            For
       To approve by ordinary resolution, that the
       New AT 2021 Employee Stock Purchase Plan in
       the form attached to the proxy
       statement/prospectus dated July 29, 2021 be
       adopted and approved in all respects.

13.    The Adjournment Proposal. To approve by                   Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the general meeting to a later date or
       dates, if necessary or appropriate, to
       permit further solicitation and vote of
       proxies in the event that it is determined
       by LIV Capital Acquisition Corp. that more
       time is necessary or appropriate to approve
       one or more proposals at the general
       meeting be approved and adopted in all
       respects.




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE GLOBAL INFRASTRUCTURE TOTAL RT                                                    Agenda Number:  935457932
--------------------------------------------------------------------------------------------------------------------------
        Security:  55608D101
    Meeting Type:  Annual
    Meeting Date:  14-Jul-2021
          Ticker:  MGU
            ISIN:  US55608D1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Gordon A. Baird                                           Mgmt          Split 90% For 10% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 MCDERMOTT INTERNATIONAL, LTD                                                                Agenda Number:  935630043
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5924V106
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2022
          Ticker:  MCDIF
            ISIN:  BMG5924V1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To appoint Michael McKelvy as Chairman of                 Mgmt          Against                        Against
       the 2022 Annual General Meeting of Members.

2.     DIRECTOR
       Craig Broderick                                           Mgmt          For                            For
       Neil Bruce                                                Mgmt          For                            For
       Barbara Duganier                                          Mgmt          For                            For
       Andrew Gould                                              Mgmt          For                            For
       Alan Hirshberg                                            Mgmt          For                            For
       Nils Larsen                                               Mgmt          For                            For
       Lee McIntire                                              Mgmt          For                            For
       Michael McKelvy                                           Mgmt          For                            For
       Paul Soldatos                                             Mgmt          For                            For

3.     To approve amendments to Bye-Law 31 of the                Mgmt          For                            For
       Amended and Restated Bye-Laws of McDermott
       International, Ltd.

4.     To appoint Ernst & Young LLP as the Auditor               Mgmt          For                            For
       of McDermott International, Ltd for a term
       extending until the close of the 2023
       Annual General Meeting of Members and give
       the Audit Committee of the Board of
       Directors the authority to set the
       remuneration of the Company's Auditor.




--------------------------------------------------------------------------------------------------------------------------
 MERIDA MERGER CORP. I                                                                       Agenda Number:  935503967
--------------------------------------------------------------------------------------------------------------------------
        Security:  58953M106
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:  MCMJ
            ISIN:  US58953M1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date that
       the Company has to consummate a business
       combination to December 31, 2021.

2.     Adjournment Proposal: to consider and vote                Mgmt          For                            For
       upon a proposal to adjourn the special
       meeting to a later date or dates, if
       determined by the parties to the Merger
       Agreement in accordance with the Merger
       Agreement.




--------------------------------------------------------------------------------------------------------------------------
 MERIDA MERGER CORP. I                                                                       Agenda Number:  935531360
--------------------------------------------------------------------------------------------------------------------------
        Security:  58953M106
    Meeting Type:  Special
    Meeting Date:  22-Dec-2021
          Ticker:  MCMJ
            ISIN:  US58953M1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date that
       the Company has to consummate a business
       combination to February 28, 2022.

2.     Adjournment Proposal: Approve the                         Mgmt          For                            For
       adjournment of the special meeting to a
       later date or dates, if the Company
       determines that additional time is
       necessary to effectuate the Extension.




--------------------------------------------------------------------------------------------------------------------------
 MERIDA MERGER CORP. I                                                                       Agenda Number:  935540092
--------------------------------------------------------------------------------------------------------------------------
        Security:  58953M106
    Meeting Type:  Special
    Meeting Date:  01-Feb-2022
          Ticker:  MCMJ
            ISIN:  US58953M1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the Agreement and Plan of Merger,
       dated as of August 9, 2021 and amended on
       September 8, 2021 (as amended, the "Merger
       Agreement"), by and among Merida, Merida
       Merger Sub, Inc., a Washington corporation
       ("Merger Sub I"), Merida Merger Sub II,
       LLC, a Washington limited liability company
       ("Merger Sub II" and, together with Merger
       Sub I, the "Merger Subs"), and Leafly
       Holdings, Inc., a Washington corporation
       ("Leafly"), and ...(due to space limits,
       see proxy statement for full proposal).

2.     The Nasdaq Proposal - to consider and vote                Mgmt          For                            For
       upon a proposal, as required by the rules
       of the Nasdaq Stock Market, to approve (a)
       the issuance of shares of Common Stock in
       the Mergers in an amount greater than 20%
       of the number of shares of Common Stock
       outstanding before such issuances and (b)
       the issuance of shares of Common Stock
       resulting in a change of control of Merida.

3.     The Charter Amendment Proposal - to                       Mgmt          For                            For
       consider and vote upon a proposal to adopt
       the Second Amended and Restated Certificate
       of Incorporation of Merida (the "Proposed
       Charter").

4A.    The Governance Proposal - Increase the                    Mgmt          For                            For
       number of shares of common stock that New
       Leafly is authorized to issue from
       50,000,000 shares to 200,000,000 shares and
       increase the number of shares of preferred
       stock that Merida (or, after the completion
       of the transactions contemplated by the
       Merger Agreement, "New Leafly") is
       authorized to issue from 1,000,000 shares
       to 5,000,000 shares.

4B.    The Governance Proposal - Require an                      Mgmt          For                            For
       affirmative vote of holders of at least
       two-thirds (66 2/3%) of the voting power of
       all of the then outstanding shares of
       voting stock following the consummation of
       the Mergers, voting together as a single
       class, to amend, alter, repeal or rescind
       certain provisions of the Proposed Charter
       related to the board of directors, special
       meetings, stockholder action by written
       consent, limitations on the liability of
       directors, the applicability of the
       doctrine of corporate opportunity, and
       amendments.

4C.    The Governance Proposal - Eliminate the                   Mgmt          For                            For
       ability of stockholders to act by written
       consent.

4D.    The Governance Proposal - Provide that                    Mgmt          For                            For
       special meetings of stockholders may only
       be called by the board of directors,
       chairman of the board, or chief executive
       officer of New Leafly, subject to the
       rights of the holders of any outstanding
       series of preferred stock.

5A.    The Director Election Proposal - to                       Mgmt          For                            For
       consider and vote upon a proposal to elect
       the director nominee identified below who
       will serve as a director of Merida until
       the 2024 annual meeting of stockholders,
       and until the nominee's successor is duly
       elected and qualified, subject to the
       nominee's earlier death, resignation, or
       removal: Andres Nannetti

6.     The Incentive Plan Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve the
       2021 Equity Incentive Plan (the "2021
       Plan"), which is an incentive compensation
       plan for employees and other service
       providers of New Leafly and its
       subsidiaries.

7.     The ESPP Proposal - to consider and vote                  Mgmt          For                            For
       upon a proposal to approve the 2021
       Employee Stock Purchase Plan (the "ESPP"),
       which provides for employees and other
       service providers of New Leafly and its
       subsidiaries, to purchase shares of Common
       Stock.

8.     The Earnout Plan Proposal - to consider and               Mgmt          For                            For
       vote upon a proposal to approve the Earnout
       Plan of New Leafly, which provides a
       mechanism for Participants to participate
       in the earnout pursuant to the Merger
       Agreement.

9.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to adjourn the special
       meeting to a later date or dates if it is
       determined by Merida and Leafly that
       additional time is necessary to complete
       the Mergers for any reason.




--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMER MKTS DEBT FUND, INC.                                                    Agenda Number:  935650817
--------------------------------------------------------------------------------------------------------------------------
        Security:  61744H105
    Meeting Type:  Annual
    Meeting Date:  24-Jun-2022
          Ticker:  MSD
            ISIN:  US61744H1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frances L. Cashman*                                       Mgmt          Split 86% For 14% Withheld     Split
       Frank L. Bowman#                                          Mgmt          Split 86% For 14% Withheld     Split
       Jakki L. Haussler#                                        Mgmt          Split 77% For 23% Withheld     Split
       Manuel H. Johnson#                                        Mgmt          Split 85% For 15% Withheld     Split
       Eddie A. Grier#                                           Mgmt          Split 86% For 14% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  935597217
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2022
          Ticker:  NXDT
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bryan A. Ward                                             Mgmt          Split 96% For 4% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN CORE PLUS IMPACT FUND                                                                Agenda Number:  935556184
--------------------------------------------------------------------------------------------------------------------------
        Security:  67080D103
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2022
          Ticker:  NPCT
            ISIN:  US67080D1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       William C. Hunter                                         Mgmt          For                            For
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME OPP FD                                                          Agenda Number:  935556196
--------------------------------------------------------------------------------------------------------------------------
        Security:  6706EN100
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2022
          Ticker:  JRO
            ISIN:  US6706EN1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          Split 97% For 3% Withheld      Split
       Carole E. Stone                                           Mgmt          Split 97% For 3% Withheld      Split
       Margaret L. Wolff                                         Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN GLOBAL HIGH INCOME FUND                                                              Agenda Number:  935556209
--------------------------------------------------------------------------------------------------------------------------
        Security:  67075G103
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2022
          Ticker:  JGH
            ISIN:  US67075G1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       William C. Hunter*                                        Mgmt          Split 58% For 42% Withheld     Split
       Judith M. Stockdale*                                      Mgmt          Split 53% For 47% Withheld     Split
       Carole E. Stone*                                          Mgmt          Split 53% For 47% Withheld     Split
       Margaret L. Wolff*                                        Mgmt          Split 58% For 42% Withheld     Split
       Jack B. Evans**                                           Mgmt          Split 53% For 47% Withheld     Split
       Albin F. Moschner**                                       Mgmt          Split 53% For 47% Withheld     Split
       Matthew Thornton III**                                    Mgmt          Split 58% For 42% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  935556184
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2022
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       William C. Hunter                                         Mgmt          Split 97% For 3% Withheld      Split
       Judith M. Stockdale                                       Mgmt          Split 89% For 11% Withheld     Split
       Carole E. Stone                                           Mgmt          Split 89% For 11% Withheld     Split
       Margaret L. Wolff                                         Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN SENIOR INCOME FUND                                                                   Agenda Number:  935556196
--------------------------------------------------------------------------------------------------------------------------
        Security:  67067Y104
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2022
          Ticker:  NSL
            ISIN:  US67067Y1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          Split 95% For 5% Withheld      Split
       Carole E. Stone                                           Mgmt          Split 95% For 5% Withheld      Split
       Margaret L. Wolff                                         Mgmt          Split 96% For 4% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 PGIM INVESTMENTS                                                                            Agenda Number:  935545042
--------------------------------------------------------------------------------------------------------------------------
        Security:  69346H100
    Meeting Type:  Annual
    Meeting Date:  09-Mar-2022
          Ticker:  ISD
            ISIN:  US69346H1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director: Ellen S.                    Mgmt          Split 94% For 5% Against 1% AbstainSplit
       Alberding

1.2    Election of Class I Director: Stuart S.                   Mgmt          Split 98% For 1% Against 1% AbstainSplit
       Parker

1.3    Election of Class I Director: Brian K. Reid               Mgmt          Split 98% For 1% Against 1% AbstainSplit

2.     Ratify the appointment of                                 Mgmt          Split 99% For 1% Abstain       Split
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountant
       for the fiscal year ending July 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 PGIM INVESTMENTS                                                                            Agenda Number:  935545054
--------------------------------------------------------------------------------------------------------------------------
        Security:  69346J106
    Meeting Type:  Annual
    Meeting Date:  09-Mar-2022
          Ticker:  GHY
            ISIN:  US69346J1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director: Ellen S.                    Mgmt          Split 89% For 10% Against 1% AbstainSplit
       Alberding

1.2    Election of Class I Director: Stuart S.                   Mgmt          Split 95% For 4% Against 1% AbstainSplit
       Parker

1.3    Election of Class I Director: Brian K. Reid               Mgmt          Split 96% For 3% Against 1% AbstainSplit

2.     Ratify the appointment of                                 Mgmt          Split 99% For 1% Abstain       Split
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountant
       for the fiscal year ending July 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 PGIM SHORT DURATION HIGH YIELD OPP                                                          Agenda Number:  935545066
--------------------------------------------------------------------------------------------------------------------------
        Security:  69355J104
    Meeting Type:  Annual
    Meeting Date:  14-Apr-2022
          Ticker:  SDHY
            ISIN:  US69355J1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Trustee: Ellen S.                     Mgmt          Split 40% For 59% Against 1% AbstainSplit
       Alberding

1.2    Election of Class I Trustee: Stuart S.                    Mgmt          Split 98% For 1% Against 1% AbstainSplit
       Parker

1.3    Election of Class I Trustee: Brian K. Reid                Mgmt          Split 96% For 3% Against 1% AbstainSplit




--------------------------------------------------------------------------------------------------------------------------
 PIMCO CLOSED-END FUNDS                                                                      Agenda Number:  935575398
--------------------------------------------------------------------------------------------------------------------------
        Security:  69355M107
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2022
          Ticker:  PDO
            ISIN:  US69355M1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Trustee: Deborah A. DeCotis                   Mgmt          Split 98% For 2% Withheld      Split

1b.    Election of Trustee: David N. Fisher                      Mgmt          Split 98% For 2% Withheld      Split

1c.    Election of Trustee: Joseph B. Kittredge,                 Mgmt          Split 98% For 2% Withheld      Split
       Jr.

1d.    Election of Trustee: E. Grace Vandecruze                  Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 PIMCO DYNAMIC INCOME FUND                                                                   Agenda Number:  935660591
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201Y101
    Meeting Type:  Annual
    Meeting Date:  28-Jun-2022
          Ticker:  PDI
            ISIN:  US72201Y1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Trustee: E. Grace Vandecruze                  Mgmt          Split 96% For 4% Withheld      Split

1b.    Election of Trustee: John C. Maney                        Mgmt          Split 96% For 4% Withheld      Split

1c.    Election of Trustee: William B. Ogden, IV                 Mgmt          Split 96% For 4% Withheld      Split

1d.    Election of Trustee: Alan Rappaport                       Mgmt          Split 96% For 4% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 REDBALL ACQUISITION CORP.                                                                   Agenda Number:  935652708
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7417R105
    Meeting Type:  Special
    Meeting Date:  01-Jun-2022
          Ticker:  RBAC
            ISIN:  KYG7417R1056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BCA Proposal - To consider and vote upon a                Mgmt          For                            For
       proposal to approve and adopt, by ordinary
       resolution, the Business Combination
       Agreement and Plan of Reorganization, dated
       as of October 13, 2021 (as amended from
       time to time, including by the First
       Amendment to Business Combination Agreement
       and Plan of Reorganization, dated December
       12, 2021 (the "First Amendment") and the
       Second Amendment to Business Combination
       Agreement and Plan of Reorganization, dated
       March 28, 2022 (the "Second ...(due to
       space limits, see proxy material for full
       proposal).

2.     Domestication Proposal - To consider and                  Mgmt          For                            For
       vote upon a proposal to approve, by special
       resolution, the deregistration by way of
       continuation of RedBall as an exempted
       company in the Cayman Islands and the
       domestication of RedBall as a corporation
       in the State of Delaware (the
       "Domestication" and, together with the
       Mergers and the other transactions
       contemplated by the Business Combination
       Agreement, the "Business Combination").
       Upon the effective time of the
       Domestication, RedBall will be renamed
       ...(due to space limits, see proxy material
       for full proposal).

3.     Charter Proposal - To consider and vote                   Mgmt          For                            For
       upon a proposal to approve, by special
       resolution, the replacement of the
       RedBall's Amended and Restated Memorandum
       and Articles of Association (as may be
       amended from time to time, the "Cayman
       Constitutional Documents"), currently in
       effect, with the proposed certificate of
       incorporation of New SeatGeek (the
       "Proposed Charter") (a copy of which is
       attached to the accompanying proxy
       statement/prospectus as Annex K), including
       the change of ...(due to space limits, see
       proxy material for full proposal).

4.     Advisory Organizational Documents Proposal                Mgmt          For                            For
       A - To consider and vote upon a proposal to
       approve the change in the authorized
       capital stock of RedBall from 400,000,000
       Class A ordinary shares, par value $0.0001
       per share, 40,222,222 Class B ordinary
       shares, par value $0.0001 per share
       ("RedBall Class B ordinary shares") and
       1,000,000 preference shares, par value
       $0.0001 per share, to 1,000,000,000 shares
       of common stock, par value $0.0001 per
       share, of New SeatGeek ("New SeatGeek
       common stock") ...(due to space limits, see
       proxy material for full proposal).

5.     Advisory Organizational Documents Proposal                Mgmt          For                            For
       B - To consider and vote upon a proposal to
       authorize the board of directors of New
       SeatGeek (the "New SeatGeek Board") to
       issue any or all shares of New SeatGeek
       preferred stock in one or more classes or
       series, with such terms and conditions as
       may be expressly determined by the New
       SeatGeek Board and as may be permitted by
       the General Corporation Law of the State of
       Delaware (the "DGCL").

6.     Advisory Organizational Documents Proposal                Mgmt          For                            For
       C - To consider and vote upon a proposal to
       approve each of the following: (i) that the
       Court of Chancery of the State of Delaware
       (or any other court located in the State of
       Delaware if such court is not available)
       will be the exclusive forum for bringing
       certain legal claims against New SeatGeek
       or any of its directors, officers,
       employees or stockholders, including any
       derivative actions or claims for breach of
       fiduciary duty, violation of the ...(due to
       space limits, see proxy material for full
       proposal).

7.     Director Election Proposal A - To consider                Mgmt          For                            For
       and vote upon a proposal to appoint, by
       ordinary resolution of the RedBall Class B
       ordinary shares, the two Class I directors,
       Richard H. Thaler and Lewis N. Wolff, who
       will serve as the Class I directors of
       RedBall until the earlier of the 2025
       annual general meeting of shareholders, or
       the consummation of the Business
       Combination, each until such director's
       respective successor is duly appointed and
       qualified, subject to such director's
       earlier ...(due to space limits, see proxy
       material for full proposal).

8.     Director Election Proposal B - To consider                Mgmt          For                            For
       and vote upon a proposal to elect, by
       ordinary resolution of the RedBall Class B
       ordinary shares, directors who, immediately
       following the consummation of the Business
       Combination, will be the directors of New
       SeatGeek (the "Director Election Proposal
       B").

9.     Stock Issuance Proposal - To consider and                 Mgmt          For                            For
       vote upon a proposal to approve, by
       ordinary resolution, for purposes of
       complying with Section 312.03 of the NYSE
       Listed Company Manual, (i) the issuance of
       up to 6,500,000 shares of New SeatGeek
       common stock in the Backstop Subscription
       (as defined in the accompanying proxy
       statement/prospectus) pursuant to the
       Backstop Subscription Agreement and (ii)
       the issuance of up to 176,493,334 shares of
       New SeatGeek common stock (including the
       ...(due to space limits, see proxy material
       for full proposal).

10.    Equity Incentive Plan Proposal - To                       Mgmt          For                            For
       consider and vote upon a proposal to
       approve, by ordinary resolution, the New
       SeatGeek 2022 Equity Incentive Plan (as
       defined in the accompanying proxy
       statement/prospectus).

11.    ESPP Proposal - To consider and vote upon a               Mgmt          For                            For
       proposal to approve by ordinary resolution
       the New SeatGeek 2022 Employee Stock
       Purchase Plan (as defined in the
       accompanying proxy statement/prospectus).

12.    Adjournment Proposal - To consider and vote               Mgmt          For                            For
       upon a proposal to approve, by ordinary
       resolution, the adjournment of the
       extraordinary general meeting in lieu of
       annual general meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes for
       the approval of one or more proposals at
       the extraordinary general meeting in lieu
       of annual general meeting.




--------------------------------------------------------------------------------------------------------------------------
 REINVENT TECHNOLOGY PARTNERS Y                                                              Agenda Number:  935508246
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7484L106
    Meeting Type:  Special
    Meeting Date:  02-Nov-2021
          Ticker:  RTPY
            ISIN:  KYG7484L1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The BCA Proposal - to consider and vote                   Mgmt          For                            For
       upon a proposal to approve by ordinary
       resolution and adopt the Agreement and Plan
       of Merger, dated as of July 14, 2021 (the
       "Merger Agreement"), by and among RTPY,
       RTPY Merger Sub Inc. ("Merger Sub") and
       Aurora Innovation, Inc. ("Aurora"), a copy
       of which is attached to the accompanying
       proxy statement/prospectus as Annex A. The
       Merger Agreement provides for, among other
       things, the merger of Merger Sub with and
       into Aurora (the "Merger"), with Aurora
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The Domestication Proposal - to consider                  Mgmt          For                            For
       and vote upon a proposal to approve by
       special resolution the change of RTPY's
       jurisdiction of incorporation by
       deregistering as an exempted company in the
       Cayman Islands and continuing and
       domesticating as a corporation incorporated
       under the laws of the State of Delaware
       (the "Domestication" and, together with the
       Merger, the "Business Combination") (the
       "Domestication Proposal").

3.     Organizational Documents Proposal A - to                  Mgmt          For                            For
       authorize the change in the authorized
       share capital of RTPY from 500,000,000
       Class A ordinary shares, par value $0.0001
       per share, 50,000,000 Class B ordinary
       shares, par value $0.0001 per share (the
       "Class B ordinary shares" and, together
       with the Class A ordinary shares, the
       "ordinary shares"), and 5,000,000 preferred
       shares, par value $0.0001 per share, to
       50,000,000,000 shares of Class A common
       stock, par value $0.0001 per share, of
       Aurora Innovation ...(due to space limits,
       see proxy statement for full proposal).

4.     Organizational Documents Proposal B - to                  Mgmt          For                            For
       authorize the Aurora Innovation Board to
       issue any or all shares of Aurora
       Innovation preferred stock in one or more
       classes or series, with such terms and
       conditions as may be expressly determined
       by the Aurora Innovation Board and as may
       be permitted by the DGCL.

5.     Organizational Documents Proposal C - to                  Mgmt          For                            For
       provide that the Aurora Innovation Board be
       divided into three classes with only one
       class of directors being elected in each
       year and each class serving a three-year
       term ("Organizational Documents Proposal
       C").

6.     Organizational Documents Proposal D - to                  Mgmt          For                            For
       authorize the adoption of Delaware as the
       exclusive forum for certain stockholder
       litigation.

7.     Organizational Documents Proposal E - to                  Mgmt          For                            For
       authorize a dual class common stock
       structure pursuant to which holders of
       Aurora Innovation Class A common stock will
       be entitled to cast one vote per share of
       Aurora Innovation Class A common stock and
       holders of shares of Aurora Innovation
       Class B common stock will be entitled to
       cast 10 votes per share of Aurora
       Innovation Class B common stock on each
       matter properly submitted to Aurora
       Innovation stockholders entitled to vote.

8.     Organizational Documents Proposal F - to                  Mgmt          For                            For
       authorize all other changes in connection
       with the amendment and replacement of
       Cayman Constitutional Documents with the
       Proposed Certificate of Incorporation and
       Proposed Bylaws in connection with the
       consummation of the Business Combination
       (copies of which are attached to the
       accompanying proxy statement/prospectus as
       Annex C and Annex D, respectively),
       including (1) changing the corporate name
       from "Reinvent Technology Partners Y" to
       "Aurora ...(due to space limits, see proxy
       statement for full proposal).

9.     The Director Election Proposal - with                     Mgmt          For                            For
       respect to the holders of RTPY Class B
       ordinary shares only, to consider and vote
       upon a proposal to approve by ordinary
       resolution the election of directors who,
       upon consummation of the Business
       Combination, will be the directors of
       Aurora Innovation.

10.    The Stock Issuance Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve by
       ordinary resolution for purposes of
       complying with the applicable provisions of
       Nasdaq Listing Rule 5635, (i) the issuance
       of Aurora Innovation Class A common stock
       to (a) the PIPE Investors, including the
       Sponsor Related PIPE Investor and the
       Aurora PIPE Investors, pursuant to the PIPE
       Investment and (b) the Aurora Stockholders
       pursuant to the Merger Agreement and (ii)
       the potential issuance of RTPY ...(due to
       space limits, see proxy statement for full
       proposal).

11.    The Incentive Award Plan Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve by ordinary resolution, the Aurora
       Innovation, Inc. 2021 Equity Incentive
       Plan, a copy of which is attached to the
       accompanying proxy statement/prospectus as
       Annex E (the "Incentive Award Plan
       Proposal").

12.    The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve by ordinary
       resolution the adjournment of the
       extraordinary general meeting to a later
       date or dates, if necessary, to permit
       further solicitation and vote of proxies in
       the event that there are insufficient votes
       for the approval of one or more of proposal
       Nos. 1 through 11 at the extraordinary
       general meeting.




--------------------------------------------------------------------------------------------------------------------------
 SOARING EAGLE ACQUISITION CORP.                                                             Agenda Number:  935486387
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8354H100
    Meeting Type:  Special
    Meeting Date:  14-Sep-2021
          Ticker:  SRNGU
            ISIN:  KYG8354H1002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt, by way of ordinary
       resolution, the agreement and plan of
       merger, dated as of May 11, 2021 (as may be
       amended, restated, supplemented or
       otherwise modified from time to time, the
       "Merger Agreement"), by and among SRNG,
       SEAC Merger Sub Inc., a Delaware
       corporation and a wholly owned subsidiary
       of SRNG ("Merger Sub"), and Ginkgo
       Bioworks, Inc. a Delaware corporation
       ("Ginkgo"), pursuant to which, among other
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The Domestication Proposal - to consider                  Mgmt          For                            For
       and vote upon a proposal to approve, by way
       of special resolution in accordance with
       Article 49 of SRNG's amended and restated
       articles of association, assuming the
       Business Combination Proposal is approved
       and adopted, the transfer of SRNG by way of
       continuation to Delaware pursuant to Part
       XII of the Companies Act (Revised) of the
       Cayman Islands and Section 388 of the
       General Corporation Law of the State of
       Delaware and, ...(due to space limits, see
       proxy statement for full proposal).

3.     The Governing Documents Proposal - to                     Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt, by way of special
       resolution, assuming the Business
       Combination Proposal and the Domestication
       Proposal are approved and adopted, the
       proposed certificate of incorporation of
       SRNG (the "Proposed Charter"), and the
       proposed bylaws of SRNG (the "Proposed
       Bylaws"), which together will replace
       SRNG's amended and restated memorandum and
       articles of association, dated October 22,
       2020 (the "Current Charter"), ...(due to
       space limits, see proxy statement for full
       proposal).

4A.    Advisory Governing Documents Proposal A -                 Mgmt          For                            For
       Under the Proposed Charter, New Ginkgo will
       be authorized to issue 16,000,000,000
       shares of capital stock, consisting of (i)
       15,800,000,000 shares of common stock,
       including 10,500,000,000 shares of New
       Ginkgo Class A common stock, par value
       $0.0001 per share ("New Ginkgo Class A
       common stock"), 4,500,000,000 shares of New
       Ginkgo Class B common stock, par value
       $0.0001 per share ("New Ginkgo Class B
       common stock"), and 800,000,000 shares of
       New Ginkgo Class C ...(due to space limits,
       see proxy statement for full proposal).

4B.    Advisory Governing Documents Proposal B -                 Mgmt          For                            For
       Holders of shares of New Ginkgo Class A
       common stock will be entitled to cast one
       vote per share of New Ginkgo Class A common
       stock on each matter properly submitted to
       New Ginkgo's stockholders entitled to vote,
       holders of shares of New Ginkgo Class B
       common stock will be entitled to cast 10
       votes per share of New Ginkgo Class B
       common stock on each matter properly
       submitted to New Ginkgo's stockholders
       entitled to vote and holders of shares of
       New ...(due to space limits, see proxy
       statement for full proposal).

4C.    Advisory Governing Documents Proposal C -                 Mgmt          For                            For
       The number of directors constituting the
       New Ginkgo board of directors (the "New
       Ginkgo Board") shall be fixed from time to
       time solely by resolution of the New Ginkgo
       Board and the holders of shares of New
       Ginkgo Class B common stock shall be
       entitled to nominate and elect one-quarter
       of the total number of directors of New
       Ginkgo (the "Class B Directors") for so
       long as the outstanding number of shares of
       Class B common stock continue to represent
       ...(due to space limits, see proxy
       statement for full proposal).

4D.    Advisory Governing Documents Proposal D -                 Mgmt          For                            For
       (i) The number of authorized shares of New
       Ginkgo Class A common stock, New Ginkgo
       Class B common stock and New Ginkgo Class C
       common stock may be increased by the
       affirmative vote of the holders of shares
       representing a majority of the voting power
       of all of the outstanding shares of capital
       stock of New Ginkgo entitled to vote
       thereon, irrespective of the provisions of
       Section 242(b) (2) of the DGCL (or any
       successor provision thereto), (ii) the
       ...(due to space limits, see proxy
       statement for full proposal).

4E.    Advisory Governing Documents Proposal E -                 Mgmt          For                            For
       Authorization of all other changes in the
       Proposed Charter and the Proposed Bylaws,
       including (1) adopting Delaware as the
       exclusive forum for certain stockholder
       litigation and the federal district courts
       of the United States as the exclusive forum
       for certain other stockholder litigation,
       in each case unless New Ginkgo expressly
       consents in writing to the selection of an
       alternative forum, (2) electing not to be
       governed by Section 203 of the DGCL and
       ...(due to space limits, see proxy
       statement for full proposal).

4F.    Advisory Governing Documents Proposal F -                 Mgmt          For                            For
       Authorization of an amendment to the
       Proposed Charter in order to change the
       corporate name of "Soaring Eagle
       Acquisition Corp." to "Ginkgo Bioworks
       Holdings, Inc." in connection with the
       consummation of the Business Combination.

5.     The Director Election Proposal - For                      Mgmt          For                            For
       holders of SRNG Class B ordinary shares, to
       consider and vote upon a proposal to
       approve, by way of ordinary resolution,
       assuming the Business Combination Proposal,
       the Domestication Proposal and the
       Governing Documents Proposal are approved
       and adopted, to elect seven directors to
       serve on the New Ginkgo Board; provided
       that as long as the outstanding number of
       shares of New Ginkgo Class B common stock
       continue to represent at least 2% of the
       ...(due to space limits, see proxy
       statement for full proposal).

6.     The Stock Issuance Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve, by way
       of ordinary resolution, assuming the
       Business Combination Proposal, the
       Domestication Proposal, the Governing
       Documents Proposal and the Director
       Election Proposal are approved and adopted,
       for the purposes of complying with the
       applicable listing rules of Nasdaq, the
       issuance of (x) shares of New Ginkgo Class
       A common stock pursuant to the terms of the
       Merger Agreement and (y) shares of New SRNG
       Class A common stock ...(due to space
       limits, see proxy statement for full
       proposal).

7.     The Incentive Plan Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve by way
       of ordinary resolution, assuming the
       Business Combination Proposal, the
       Domestication Proposal, the Governing
       Documents Proposal, the Director Election
       Proposal and the Stock Issuance Proposal
       are approved and adopted, the Ginkgo
       Bioworks Holdings, Inc. 2021 Incentive
       Award Plan (the "2021 Plan"), including the
       authorization of the initial share reserve
       under the 2021 Plan (we refer to such
       proposal as the "Incentive Plan Proposal").

8.     The ESPP Proposal - to consider and vote                  Mgmt          For                            For
       upon a proposal to approve by way of
       ordinary resolution, assuming the Business
       Combination Proposal, the Domestication
       Proposal, the Governing Documents Proposal,
       the Director Election Proposal, the Stock
       Issuance Proposal and the Incentive Plan
       Proposal are approved and adopted, the
       Ginkgo Bioworks Holdings, Inc. 2021
       Employee Stock Purchase Plan (the "ESPP"),
       including the authorization of the initial
       share reserve under the ESPP (the "ESPP
       Proposal").

9.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve by way of
       ordinary resolution the adjournment of the
       Special Meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Special Meeting, any of the Business
       Combination Proposal, the Domestication
       Proposal, the Governing Documents Proposal,
       the Director Election Proposal, the Stock
       Issuance Proposal, the Incentive Plan
       ...(due to space limits, see proxy
       statement for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 SOARING EAGLE ACQUISITION CORP.                                                             Agenda Number:  935486387
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8354H126
    Meeting Type:  Special
    Meeting Date:  14-Sep-2021
          Ticker:  SRNG
            ISIN:  KYG8354H1267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt, by way of ordinary
       resolution, the agreement and plan of
       merger, dated as of May 11, 2021 (as may be
       amended, restated, supplemented or
       otherwise modified from time to time, the
       "Merger Agreement"), by and among SRNG,
       SEAC Merger Sub Inc., a Delaware
       corporation and a wholly owned subsidiary
       of SRNG ("Merger Sub"), and Ginkgo
       Bioworks, Inc. a Delaware corporation
       ("Ginkgo"), pursuant to which, among other
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The Domestication Proposal - to consider                  Mgmt          For                            For
       and vote upon a proposal to approve, by way
       of special resolution in accordance with
       Article 49 of SRNG's amended and restated
       articles of association, assuming the
       Business Combination Proposal is approved
       and adopted, the transfer of SRNG by way of
       continuation to Delaware pursuant to Part
       XII of the Companies Act (Revised) of the
       Cayman Islands and Section 388 of the
       General Corporation Law of the State of
       Delaware and, ...(due to space limits, see
       proxy statement for full proposal).

3.     The Governing Documents Proposal - to                     Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt, by way of special
       resolution, assuming the Business
       Combination Proposal and the Domestication
       Proposal are approved and adopted, the
       proposed certificate of incorporation of
       SRNG (the "Proposed Charter"), and the
       proposed bylaws of SRNG (the "Proposed
       Bylaws"), which together will replace
       SRNG's amended and restated memorandum and
       articles of association, dated October 22,
       2020 (the "Current Charter"), ...(due to
       space limits, see proxy statement for full
       proposal).

4A.    Advisory Governing Documents Proposal A -                 Mgmt          For                            For
       Under the Proposed Charter, New Ginkgo will
       be authorized to issue 16,000,000,000
       shares of capital stock, consisting of (i)
       15,800,000,000 shares of common stock,
       including 10,500,000,000 shares of New
       Ginkgo Class A common stock, par value
       $0.0001 per share ("New Ginkgo Class A
       common stock"), 4,500,000,000 shares of New
       Ginkgo Class B common stock, par value
       $0.0001 per share ("New Ginkgo Class B
       common stock"), and 800,000,000 shares of
       New Ginkgo Class C ...(due to space limits,
       see proxy statement for full proposal).

4B.    Advisory Governing Documents Proposal B -                 Mgmt          For                            For
       Holders of shares of New Ginkgo Class A
       common stock will be entitled to cast one
       vote per share of New Ginkgo Class A common
       stock on each matter properly submitted to
       New Ginkgo's stockholders entitled to vote,
       holders of shares of New Ginkgo Class B
       common stock will be entitled to cast 10
       votes per share of New Ginkgo Class B
       common stock on each matter properly
       submitted to New Ginkgo's stockholders
       entitled to vote and holders of shares of
       New ...(due to space limits, see proxy
       statement for full proposal).

4C.    Advisory Governing Documents Proposal C -                 Mgmt          For                            For
       The number of directors constituting the
       New Ginkgo board of directors (the "New
       Ginkgo Board") shall be fixed from time to
       time solely by resolution of the New Ginkgo
       Board and the holders of shares of New
       Ginkgo Class B common stock shall be
       entitled to nominate and elect one-quarter
       of the total number of directors of New
       Ginkgo (the "Class B Directors") for so
       long as the outstanding number of shares of
       Class B common stock continue to represent
       ...(due to space limits, see proxy
       statement for full proposal).

4D.    Advisory Governing Documents Proposal D -                 Mgmt          For                            For
       (i) The number of authorized shares of New
       Ginkgo Class A common stock, New Ginkgo
       Class B common stock and New Ginkgo Class C
       common stock may be increased by the
       affirmative vote of the holders of shares
       representing a majority of the voting power
       of all of the outstanding shares of capital
       stock of New Ginkgo entitled to vote
       thereon, irrespective of the provisions of
       Section 242(b) (2) of the DGCL (or any
       successor provision thereto), (ii) the
       ...(due to space limits, see proxy
       statement for full proposal).

4E.    Advisory Governing Documents Proposal E -                 Mgmt          For                            For
       Authorization of all other changes in the
       Proposed Charter and the Proposed Bylaws,
       including (1) adopting Delaware as the
       exclusive forum for certain stockholder
       litigation and the federal district courts
       of the United States as the exclusive forum
       for certain other stockholder litigation,
       in each case unless New Ginkgo expressly
       consents in writing to the selection of an
       alternative forum, (2) electing not to be
       governed by Section 203 of the DGCL and
       ...(due to space limits, see proxy
       statement for full proposal).

4F.    Advisory Governing Documents Proposal F -                 Mgmt          For                            For
       Authorization of an amendment to the
       Proposed Charter in order to change the
       corporate name of "Soaring Eagle
       Acquisition Corp." to "Ginkgo Bioworks
       Holdings, Inc." in connection with the
       consummation of the Business Combination.

5.     The Director Election Proposal - For                      Mgmt          For                            For
       holders of SRNG Class B ordinary shares, to
       consider and vote upon a proposal to
       approve, by way of ordinary resolution,
       assuming the Business Combination Proposal,
       the Domestication Proposal and the
       Governing Documents Proposal are approved
       and adopted, to elect seven directors to
       serve on the New Ginkgo Board; provided
       that as long as the outstanding number of
       shares of New Ginkgo Class B common stock
       continue to represent at least 2% of the
       ...(due to space limits, see proxy
       statement for full proposal).

6.     The Stock Issuance Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve, by way
       of ordinary resolution, assuming the
       Business Combination Proposal, the
       Domestication Proposal, the Governing
       Documents Proposal and the Director
       Election Proposal are approved and adopted,
       for the purposes of complying with the
       applicable listing rules of Nasdaq, the
       issuance of (x) shares of New Ginkgo Class
       A common stock pursuant to the terms of the
       Merger Agreement and (y) shares of New SRNG
       Class A common stock ...(due to space
       limits, see proxy statement for full
       proposal).

7.     The Incentive Plan Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve by way
       of ordinary resolution, assuming the
       Business Combination Proposal, the
       Domestication Proposal, the Governing
       Documents Proposal, the Director Election
       Proposal and the Stock Issuance Proposal
       are approved and adopted, the Ginkgo
       Bioworks Holdings, Inc. 2021 Incentive
       Award Plan (the "2021 Plan"), including the
       authorization of the initial share reserve
       under the 2021 Plan (we refer to such
       proposal as the "Incentive Plan Proposal").

8.     The ESPP Proposal - to consider and vote                  Mgmt          For                            For
       upon a proposal to approve by way of
       ordinary resolution, assuming the Business
       Combination Proposal, the Domestication
       Proposal, the Governing Documents Proposal,
       the Director Election Proposal, the Stock
       Issuance Proposal and the Incentive Plan
       Proposal are approved and adopted, the
       Ginkgo Bioworks Holdings, Inc. 2021
       Employee Stock Purchase Plan (the "ESPP"),
       including the authorization of the initial
       share reserve under the ESPP (the "ESPP
       Proposal").

9.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve by way of
       ordinary resolution the adjournment of the
       Special Meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Special Meeting, any of the Business
       Combination Proposal, the Domestication
       Proposal, the Governing Documents Proposal,
       the Director Election Proposal, the Stock
       Issuance Proposal, the Incentive Plan
       ...(due to space limits, see proxy
       statement for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 SOURCE CAPITAL, INC.                                                                        Agenda Number:  935594499
--------------------------------------------------------------------------------------------------------------------------
        Security:  836144105
    Meeting Type:  Annual
    Meeting Date:  09-May-2022
          Ticker:  SOR
            ISIN:  US8361441053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Atwood                                                    Mgmt          Split 74% For 26% Withheld     Split
       Brown                                                     Mgmt          Split 74% For 26% Withheld     Split
       Lipson                                                    Mgmt          Split 74% For 26% Withheld     Split
       Osborne                                                   Mgmt          Split 73% For 27% Withheld     Split
       Goldrich                                                  Mgmt          Split 74% For 26% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 SPARTAN ACQUISITION CORP. III                                                               Agenda Number:  935550598
--------------------------------------------------------------------------------------------------------------------------
        Security:  84677R106
    Meeting Type:  Special
    Meeting Date:  08-Mar-2022
          Ticker:  SPAQ
            ISIN:  US84677R1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to (a)
       approve and adopt the Business Combination
       Agreement, dated as of July 28, 2021 (the
       "Business Combination Agreement"), by and
       among Spartan, Athena Pubco B.V., a Dutch
       private limited liability company (besloten
       vennootschap met beperkte
       aansprakelijkheid) ("Allego"), Athena
       Merger Sub, Inc., a Delaware corporation
       ("Merger Sub"), Madeleine Charging B.V., a
       Dutch private limited liability company
       (besloten vennootschap ...(due to space
       limits, see proxy material for full
       proposal).

2.     The Governance Proposal - To consider and                 Mgmt          For                            For
       vote upon, on a non- binding advisory
       basis, a proposal to approve certain
       governance provisions contained in the
       Articles of Association of Allego N.V., the
       successor to Allego following the Business
       Combination (the "Allego Articles") that
       materially affect Allego shareholder rights
       (the "Governance Proposal").

3.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the special meeting to a
       later date or dates, if necessary or
       appropriate, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Business Combination Proposal (the
       "Adjournment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 SPECIAL OPPORTUNITIES FUND, INC                                                             Agenda Number:  935521511
--------------------------------------------------------------------------------------------------------------------------
        Security:  84741T104
    Meeting Type:  Annual
    Meeting Date:  08-Dec-2021
          Ticker:  SPE
            ISIN:  US84741T1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mr. Andrew Dakos                                          Mgmt          Split 94% For 6% Withheld      Split
       Mr. Phillip Goldstein                                     Mgmt          Split 94% For 6% Withheld      Split
       Mr. Ben Harris                                            Mgmt          Split 98% For 2% Withheld      Split
       Mr. Gerald Hellerman                                      Mgmt          Split 94% For 6% Withheld      Split
       Mr. Mark Lunder                                           Mgmt          Split 98% For 2% Withheld      Split
       Mr. Charles Walden                                        Mgmt          Split 98% For 2% Withheld      Split

2.     To provide a non-binding advisory vote on                 Mgmt          Split 86% For 2% Against 12% Abstain
       whether the amendment to the Fund's proxy
       voting policy is in the best interests of
       the Fund and its stockholders.




--------------------------------------------------------------------------------------------------------------------------
 SPROTT FUNDS                                                                                Agenda Number:  935482733
--------------------------------------------------------------------------------------------------------------------------
        Security:  85208J109
    Meeting Type:  Annual
    Meeting Date:  08-Sep-2021
          Ticker:  FUND
            ISIN:  US85208J1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       W. Whitney George                                         Mgmt          Split 97% For 3% Withheld      Split
       James R. Pierce, Jr.                                      Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 TEMPLETON DRAGON FUND, INC.                                                                 Agenda Number:  935578041
--------------------------------------------------------------------------------------------------------------------------
        Security:  88018T101
    Meeting Type:  Annual
    Meeting Date:  26-May-2022
          Ticker:  TDF
            ISIN:  US88018T1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Edith E. Holiday                    Mgmt          Split 99% For 1% Against       Split

1B.    Election of Director: Larry D. Thompson                   Mgmt          Split 99% For 1% Against       Split

1C.    Election of Director: Rupert H. Johnson,                  Mgmt          Split 52% For 48% Against      Split
       Jr.

1D.    Election of Director: Gregory E. Johnson                  Mgmt          Split 51% For 48% Against 1% AbstainSplit

2.     The ratification of the selection of                      Mgmt          For                            For
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm for the Fund for the fiscal year
       ending December 31, 2022




--------------------------------------------------------------------------------------------------------------------------
 TEMPLETON EMERGING MKTS INCOME FUND                                                         Agenda Number:  935578053
--------------------------------------------------------------------------------------------------------------------------
        Security:  880192109
    Meeting Type:  Annual
    Meeting Date:  26-May-2022
          Ticker:  TEI
            ISIN:  US8801921094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary C. Choksi                                            Mgmt          Split 95% For 5% Withheld      Split
       Rupert H. Johnson, Jr.                                    Mgmt          Split 96% For 4% Withheld      Split
       Gregory E. Johnson                                        Mgmt          Split 96% For 4% Withheld      Split

2.     The ratification of the selection of                      Mgmt          Split 98% For 1% Against 1% AbstainSplit
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm for the Fund for the fiscal year
       ending December 31, 2022




--------------------------------------------------------------------------------------------------------------------------
 THE GDL FUND                                                                                Agenda Number:  935569597
--------------------------------------------------------------------------------------------------------------------------
        Security:  361570104
    Meeting Type:  Annual
    Meeting Date:  09-May-2022
          Ticker:  GDL
            ISIN:  US3615701048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Agnes Mullady                                             Mgmt          Split 97% For 3% Withheld      Split
       Salvatore J. Zizza                                        Mgmt          Split 96% For 4% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 TREBIA ACQUISITION CORP.                                                                    Agenda Number:  935539532
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9027T109
    Meeting Type:  Special
    Meeting Date:  20-Jan-2022
          Ticker:  TREB
            ISIN:  KYG9027T1094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - a                     Mgmt          For                            For
       proposal to approve Trebia's entry into
       that certain Business Combination
       Agreement, dated as of June 28, 2021 and
       amended on November 30, 2021 (as may be
       amended, supplemented or otherwise modified
       from time to time, the "Business
       Combination Agreement"), by and among
       Trebia, S1 Holdco, LLC ("S1 Holdco"),
       Orchid Merger Sub I, Inc. ("Trebia Merger
       Sub I"), Orchid Merger Sub II, Inc.
       ("Trebia Merger Sub II"), System1 SS
       Protect Holdings, Inc. ("Protected")
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The NYSE Proposal - a proposal to approve,                Mgmt          For                            For
       for the purposes of complying with the
       applicable provisions of Section 312.03 of
       the NYSE's Listed Company Manual, (i) the
       issuance of common stock of System1 (as
       defined below) in connection with the
       consummation of the transactions
       contemplated by the Business Combination
       Agreement and the other transaction
       agreements, (ii) all issuances of shares of
       common stock of System1 upon the conversion
       of shares of any other class of System1
       common stock ...(due to space limits, see
       proxy statement for full proposal).

3.     The Domestication Proposal - a proposal to                Mgmt          For                            For
       approve that Trebia be domesticated as a
       Delaware corporation in accordance with
       Section 388 of the DGCL and de-register as
       a Cayman Islands exempted company in
       accordance with Section 206 of the Cayman
       Islands Companies Act (As Revised) (the
       "Domestication"), upon which Trebia will
       change its name to "System1, Inc."
       ("System1").

4.     The Charter Amendment Proposal - a proposal               Mgmt          For                            For
       to approve the amendment and restatement of
       the amended and restated memorandum and
       articles of association of Trebia by their
       deletion and replacement with the proposed
       certificate of incorporation of System1, (a
       copy of which is attached to the
       accompanying proxy statement/prospectus as
       Annex B (the "System1 Charter")), and the
       proposed bylaws of System1, a copy of which
       is attached to the accompanying proxy
       statement/prospectus as Annex C (the
       ...(due to space limits, see proxy
       statement for full proposal).

5A.    Multi-class Shares Proposal - a proposal to               Mgmt          For                            For
       authorize a change to the authorized
       capital stock of Trebia from (A)
       400,000,000 Class A ordinary shares of
       Trebia, par value $0.0001 per share,
       40,000,000 Class B ordinary shares of
       Trebia, par value $0.0001 per share, and
       1,000,000 preferred shares of Trebia, par
       value $0.0001 per share, to (B) 500,000,000
       shares of System1 class A common stock, par
       value $0.0001 per share, 25,000,000 shares
       of System1 class C common stock, par value
       $0.0001 per share, ...(due to space limits,
       see proxy statement for full proposal).

5B.    Election, Number and Removal of Directors -               Mgmt          For                            For
       a proposal to permit changes to the ability
       of shareholders to vote and remove
       directors from the System1 board of
       directors.

5C.    Approval of Business Combination - a                      Mgmt          For                            For
       proposal to approve the adoption of a
       majority voting requirement to approve a
       merger or other form of business
       combination, if such merger or business
       combination is approved by the System1
       board of directors.

5D.    Exclusive Forum Provision - a proposal to                 Mgmt          For                            For
       make the Delaware Court of Chancery serve
       as the exclusive forum (or, in the event
       that the Delaware Court of Chancery does
       not have jurisdiction, the federal district
       court for the District of Delaware or other
       state courts of the State of Delaware) for
       any shareholder claims, including claims in
       the right of System1 that are based upon a
       violation of a duty by a current or former
       director, officer, employee or shareholder
       in such capacity, or as to ...(due to space
       limits, see proxy statement for full
       proposal).

5E.    Action by Written Consent of Stockholders -               Mgmt          For                            For
       a proposal to only permit action by System1
       shareholders only at a duly called annual
       or special meeting of such shareholders.

5F.    Other Changes In Connection With Adoption                 Mgmt          For                            For
       of the System1 Organizational Documents - a
       proposal to approve and authorize (A)
       changing the corporate name from "Trebia
       Acquisition Corp." to "System1, Inc.", (B)
       making System1's corporate existence
       perpetual, and (C) removing certain
       provisions related to System1's status as a
       blank check company.

6.     The Incentive Plan Proposal - a proposal to               Mgmt          For                            For
       approve and adopt the System1 2022
       Incentive Award Plan (the "Incentive Plan")
       and the material terms thereunder,
       including the authorization of the
       accompanying initial share reserve
       thereunder. A copy of the Incentive Plan is
       attached to the accompanying proxy
       statement/prospectus as Annex D.

7.     DIRECTOR
       Dexter Fowler                                             Mgmt          For                            For
       Caroline Horn                                             Mgmt          For                            For
       Jennifer Prince                                           Mgmt          For                            For
       Moujan Kazerani                                           Mgmt          For                            For
       Frank R. Martire, Jr.                                     Mgmt          For                            For
       Christopher Phillips                                      Mgmt          For                            For
       Michael Blend                                             Mgmt          For                            For
       William P. Foley, II                                      Mgmt          For                            For

8.     The Adjournment Proposal - a proposal to                  Mgmt          For                            For
       approve the adjournment of the
       Extraordinary General Meeting to a later
       date or dates (i) to the extent necessary
       to ensure that any required supplement or
       amendment to the accompanying proxy
       statement/prospectus is provided to Trebia
       Shareholders or, if as of the time for
       which the Extraordinary General Meeting is
       scheduled, there are insufficient Trebia
       ordinary shares represented (either in
       person or by proxy) to constitute ...(due
       to space limits, see proxy statement for
       full proposal).




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET DIVERSIFIED INCOME FUND                                                       Agenda Number:  935558710
--------------------------------------------------------------------------------------------------------------------------
        Security:  95790K109
    Meeting Type:  Annual
    Meeting Date:  06-May-2022
          Ticker:  WDI
            ISIN:  US95790K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Trustee to serve until                Mgmt          Split 97% For 2% Against 1% AbstainSplit
       2025 Annual Meeting: Robert D. Agdern

1.2    Election of Class I Trustee to serve until                Mgmt          Split 58% For 40% Against 2% AbstainSplit
       2025 Annual Meeting: Carol L. Colman

1.3    Election of Class I Trustee to serve until                Mgmt          Split 58% For 40% Against 2% AbstainSplit
       2025 Annual Meeting: Daniel P. Cronin

2.     To ratify the selection of                                Mgmt          Split 98% For 1% Against 1% AbstainSplit
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending December 31,
       2022.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET EMERGING MKTS DEBT FD INC.                                                    Agenda Number:  935497544
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766A101
    Meeting Type:  Annual
    Meeting Date:  22-Oct-2021
          Ticker:  EMD
            ISIN:  US95766A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class I Director to serve until               Mgmt          Split 75% For 24% Against 1% AbstainSplit
       the 2024 Annual Meeting of Stockholders:
       Carol L. Colman

1b.    Election of Class I Director to serve until               Mgmt          Split 74% For 25% Against 1% AbstainSplit
       the 2024 Annual Meeting of Stockholders:
       Daniel P. Cronin

1c.    Election of Class I Director to serve until               Mgmt          Split 74% For 25% Against 1% AbstainSplit
       the 2024 Annual Meeting of Stockholders:
       Paolo M. Cucchi

2.     To ratify the selection of                                Mgmt          Split 98% For 1% Against 1% AbstainSplit
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending December 31,
       2021.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET HIGH INC OPP FD INC.                                                          Agenda Number:  935557782
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  08-Apr-2022
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Director to serve                   Mgmt          Split 91% For 8% Against 1% AbstainSplit
       until 2025 Annual Meeting: William R.
       Hutchinson

1.2    Election of Class III Director to serve                   Mgmt          Split 97% For 2% Against 1% AbstainSplit
       until 2025 Annual Meeting: Nisha Kumar

2.     To ratify the selection of                                Mgmt          Split 98% For 1% Against 1% AbstainSplit
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending September 30,
       2022.




--------------------------------------------------------------------------------------------------------------------------
 XAI OCTAGON FUNDS                                                                           Agenda Number:  935621842
--------------------------------------------------------------------------------------------------------------------------
        Security:  98400T205
    Meeting Type:  Annual
    Meeting Date:  24-May-2022
          Ticker:  XFLTPR
            ISIN:  US98400T2050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class II Trustee of the Trust,                Mgmt          For                            For
       to be elected by common shares and
       preferred shares voting as a single class,
       to serve until the 2025 annual meeting:
       Gregory G. Dingens

1b.    Election of Class II Trustee of the Trust,                Mgmt          For                            For
       to be elected by preferred shares voting as
       a separate class, to serve until the 2025
       annual meeting: Philip G. Franklin



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         RiverNorth Funds
By (Signature)       /s/ Patrick W. Galley
Name                 Patrick W. Galley
Title                Chief Executive Officer
Date                 08/05/2022